Share Capital and Treasury Shares - Additional Information (Detail)		1 Months Ended	4 Months Ended	12 Months Ended
		Sep. 30, 2021 HKD ($) shares	Apr. 30, 2022 $ / shares shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2022 $ / shares shares	Feb. 28, 2022 HKD ($) shares	Jan. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 4.28						$ 4.28
Proceeds from issue of shares | $				$ 195,265,523
Class B ordinary shares converted into Class A ordinary shares				4,281,379	0	21,243,000
AMTD Digital [member]
Disclosure of classes of share capital [line items]
Consideration of issued shares | $								$ 7,756,228,581
Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares							$ 0.0001			$ 0.0001
Number of ordinary shares issued during the period			3,271,028
Proceeds from issue of shares | $		$ 5,000,000,000		$ 2,500,000,000	$ 5,000,000,000
Common stock shares outstanding							233,526,979			183,283,628
Repurchase of ordinary shares		69,144,673		36,923,963	69,144,673
Newly Issued Orinary Shares								51,253,702
Class A ordinary shares [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares							$ 0.0001			$ 0.0001
Number of ordinary shares issued during the period			8,411,215
Common stock shares outstanding						62,327,851	144,077,210			62,327,851	41,084,851
Issue price per share | $ / shares									$ 8.08
Class B ordinary shares converted into Class A ordinary shares				4,281,379
Repurchase of ordinary shares	[1]				0
Number of instruments or interests issued or isuuable									1,856,436
Newly Issued Orinary Shares								67,200,330

[1]
On September 30, 2021 and December 31,2022, the Company repurchased
69,144,673

and 36,923,963 ,respectively,
Class B ordinary shares from the immediate holding company, amounting to
HK$5,000,000,000 and HK$2,500,000,000.

Details on
N
ote 28.